Shareholder Report, Line Graph (Details) - USD ($)			9 Months Ended	12 Months Ended	21 Months Ended	24 Months Ended	33 Months Ended	36 Months Ended	45 Months Ended	48 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	93 Months Ended	96 Months Ended	105 Months Ended	108 Months Ended	117 Months Ended	120 Months Ended
	Oct. 01, 2015	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																						Class A
Accumulated Value		$ 9,550		$ 9,494		$ 10,219		$ 11,295		$ 12,175		$ 11,119		$ 14,419		$ 11,294		$ 10,252		$ 10,388		$ 11,834
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																						Class C
Accumulated Value		10,000		9,874		10,557		11,601		12,439		11,283		14,528		11,305		10,201		10,269		$ 11,618
Class I
Account Value [Line Items]
Line Graph and Table Measure Name																						Class I
Accumulated Value		100,000		99,776		107,726		119,543		129,356		118,445		154,252		121,156		110,465		112,329		$ 128,299
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																					Class R
Accumulated Value	$ 10,000		$ 10,355		$ 11,164		$ 12,323		$ 13,258		$ 12,094		$ 15,663		$ 12,236		$ 11,103		$ 11,230		$ 12,752
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																					Class Z
Accumulated Value	10,000		10,390		11,218		12,449		13,471		12,324		16,030		12,595		11,481		11,675		$ 13,339
Class A - FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Line Graph and Table Measure Name																						FTSE EPRA ex-U.S. Index - net1
Accumulated Value		10,000		10,078		10,613		11,569		12,273		10,325		13,315		10,510		9,532		9,826		$ 11,627
Class C - FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Line Graph and Table Measure Name																						FTSE EPRA ex-U.S. Index - net1
Accumulated Value		10,000		10,078		10,613		11,569		12,273		10,325		13,315		10,510		9,532		9,826		$ 11,627
Class I - FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Line Graph and Table Measure Name																						FTSE EPRA ex-U.S. Index - net1
Accumulated Value		100,000		100,777		106,127		115,691		122,731		103,250		133,147		105,100		95,317		98,260		$ 116,273
Class R - FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Line Graph and Table Measure Name																					FTSE EPRA ex-U.S. Index - net1
Accumulated Value	10,000		10,565		11,126		12,129		12,867		10,824		13,959		11,018		9,993		10,301		$ 12,190
Class Z - FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Line Graph and Table Measure Name																					FTSE EPRA ex-U.S. Index - net1
Accumulated Value	10,000		10,565		11,126		12,129		12,867		10,824		13,959		11,018		9,993		10,301		$ 12,190
Class A - MSCI EAFE Index - net
Account Value [Line Items]
Line Graph and Table Measure Name																						MSCI EAFE Index - net
Accumulated Value		10,000		8,984		10,804		11,544		11,668		11,069		14,650		12,047		14,308		15,959		$ 18,788
Class C -MSCI EAFE Index - net
Account Value [Line Items]
Line Graph and Table Measure Name																						MSCI EAFE Index - net
Accumulated Value		10,000		8,984		10,804		11,544		11,668		11,069		14,650		12,047		14,308		15,959		$ 18,788
Class I - MSCI EAFE Index - net
Account Value [Line Items]
Line Graph and Table Measure Name																						MSCI EAFE Index - net
Accumulated Value		$ 100,000		$ 89,835		$ 108,043		$ 115,435		$ 116,682		$ 110,694		$ 146,504		$ 120,470		$ 143,085		$ 159,592		$ 187,883
Class R - MSCI EAFE Index - net
Account Value [Line Items]
Line Graph and Table Measure Name																					MSCI EAFE Index - net
Accumulated Value	10,000		9,943		11,959		12,777		12,915		12,252		16,216		13,334		15,837		17,664		$ 20,796
Class Z - MSCI EAFE Index - net
Account Value [Line Items]
Line Graph and Table Measure Name																					MSCI EAFE Index - net
Accumulated Value	$ 10,000		$ 9,943		$ 11,959		$ 12,777		$ 12,915		$ 12,252		$ 16,216		$ 13,334		$ 15,837		$ 17,664		$ 20,796